UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07528

Insured Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—167.77%
California — 21.28%
Los Angeles Community College District Refunding-Election 2001-Series A (FSA Insured),
5.000%, due 08/01/25	Aa2	AAA	5,000,000	5,059,900
5.000%, due 06/01/26	Aa2	AAA	9,000,000	9,060,570
Los Angeles Water & Power Revenue-Power System-Series B (FSA Insured),
5.000%, due 07/01/25	Aa3	AAA	6,000,000	6,075,900
Manteca Financing Authority Water Revenue-Series A (NATL-RE Insured),
4.750%, due 07/01/33	A3	A+	15,000,000	13,327,950
Metropolitan Water District of Southern California Waterworks Revenue-Series A (FSA Insured),
5.000%, due 07/01/35	Aa2	AAA	10,000,000	10,025,700
Oxnard Financing Authority Wastewater Revenue-Redwood Trunk Sewer & Headworks-Series A (NATL-RE-FGIC Insured),
5.250%, due 06/01/34	NR	A+	7,160,000	7,033,698
Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured),
5.000%, due 12/01/27	Aa3	AA	5,000,000	4,922,900
San Francisco City & County Public Utilities Commission Water Revenue-Series A (NATL-RE Insured),
5.000%, due 11/01/25	A1	AA-	3,000,000	3,024,540

				58,531,158

District of Columbia — 2.91%
District of Columbia Water & Sewer Authority Public Utility Revenue-Subordinate Lien Revenue (NATL-RE-FGIC Insured),
5.000%, due 10/01/33	A1	AA-	6,000,000	5,924,820
Metropolitan Washington, D.C. Airport Authority Airport System Revenue-Series A (NATL-RE Insured),
5.250%, due 10/01/16[1]	Aa3	AA-	2,000,000	2,094,360

				8,019,180

Florida — 15.67%
Florida State Board of Education-Capital Outlay-Series E (NATL-RE-FGIC Insured),
5.000%, due 06/01/24	Aa1	AAA	8,000,000	8,099,680
Florida State Board of Education Lottery Revenue-Series B (BHAC-CR, NATL-RE),
5.000%, due 07/01/26[2,3]	Aa1	AAA	14,000,000	14,315,700
Hillsborough County Port District Revenue-Tampa Port Authority Project-Series A (NATL-RE Insured),
5.750%, due 06/01/16[1]	A2	A	1,060,000	1,088,938
5.750%, due 06/01/17[1]	A2	A	1,115,000	1,137,244
5.750%, due 06/01/18[1]	A2	A	1,175,000	1,188,607
5.750%, due 06/01/19[1]	A2	A	1,240,000	1,253,615
Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured),
5.000%, due 10/01/18[1]	A2	A-	7,500,000	7,102,650

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Florida — (concluded)
Miami-Dade County Expressway Authority Toll System Revenue-Series B (NATL-RE-FGIC Insured),
5.250%, due 07/01/26	A3	A	3,000,000	3,022,290
Miami-Dade County School Board-Certificates of Participation-Series A (NATL-RE-FGIC Insured),
5.000%, due 05/01/21	A3	A	6,000,000	5,901,780

				43,110,504

Georgia — 3.67%
Atlanta Airport Revenue Refunding-Series D (NATL-RE-FGIC Insured),
5.250%, due 01/01/15[1]	A1	A+	5,000,000	5,015,900
George L Smith II World Congress Center Authority Revenue Refunding-Domed Stadium Project (NATL-RE Insured),
5.750%, due 07/01/14[1]	Baa1	A	5,000,000	5,071,100
Georgia Municipal Electric Authority Power Revenue-Series Y (Escrowed to Maturity) (NATL-RE-IBC Insured),
10.000%, due 01/01/10	NR	AA	15,000	15,718

				10,102,718

Illinois — 26.30%
Chicago Board of Education-Series D (FSA Insured),
5.000%, due 12/01/21	Aa3	AAA	9,885,000	10,253,117
5.000%, due 12/01/25	Aa3	AAA	8,705,000	8,927,761
Chicago General Obligation-Unrefunded Balance-Series A (FSA Insured),
5.000%, due 01/01/25	Aa3	AAA	260,000	263,975
5.000%, due 01/01/26	Aa3	AAA	350,000	354,358
Chicago O’Hare International Airport Revenue,
Series A (FSA Insured),
5.000%, due 01/01/19	Aa3	AAA	8,960,000	9,228,890
Series B (FSA Insured),
5.000%, due 01/01/18	Aa3	AAA	10,670,000	11,075,353
Chicago Transit Authority Capital Grant Receipts Revenue-Federal Transit Administration Section 5309 (Assured Guaranty Insured),
5.250%, due 06/01/26	Aa2	AAA	6,500,000	6,767,410
Chicago Transit Authority Capital Grant Receipts Revenue-Federal Transit Administration Section 5309-Series A (Assured Guaranty Insured),
6.000%, due 06/01/24	Aa2	AAA	11,000,000	12,364,660
Chicago Wastewater Transmission Revenue Refunding-Second Lien-Series B (FSA-CR, FGIC Insured),
5.000%, due 01/01/25	Aa3	AAA	5,000,000	5,193,200
Illinois Health Facilities Authority Revenue-Franciscan Sisters Health Care-Series C (Escrowed to Maturity) (NATL-RE Insured),
5.750%, due 09/01/18	NR	A	4,500,000	5,190,705

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Illinois — (concluded)
Metropolitan Pier & Exposition Authority Dedicated State Tax-Series A-2002 (Escrowed to Maturity) (FGIC Insured),
5.500%, due 12/15/23	A2	AAA	2,395,000	2,732,216

				72,351,645

Indiana — 3.02%
Indiana University Revenue-Student Fee-Series O (NATL-RE-FGIC Insured),
5.250%, due 08/01/18	Aa1	AA	1,000,000	1,078,520
Indianapolis Airport Authority Revenue Refunding-Special Facilities-Fed Ex Corp. Project,
5.100%, due 01/15/17[1]	Baa2	BBB	8,000,000	7,225,120

				8,303,640

Maine — 5.51%
Maine Health & Higher Educational Facilities Authority Revenue-Series A (Escrowed to Maturity) (FSA Insured),
5.500%, due 07/01/23	Aa3	AAA	4,785,000	4,872,422
(NATL-RE Insured),
5.000%, due 07/01/29	Aa3	NR	10,200,000	10,273,542

				15,145,964

Massachusetts — 2.67%
Massachusetts State Port Authority Revenue-US Airways Project (NATL-RE Insured),
6.000%, due 09/01/21[1]	Baa1	A	1,500,000	1,131,330
Massachusetts State School Building Authority Dedicated Sales Tax Revenue-Series A (FSA Insured),
5.000%, due 08/15/25	Aa2	AAA	6,000,000	6,220,500

				7,351,830

Michigan — 3.99%
Detroit Sewer Disposal Revenue Refunding-Senior Lien-Series C-1 (FSA Insured),
7.000%, due 07/01/27	Aa3e	AAAe	5,000,000	5,573,150
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D,
5.000%, due 08/15/25	Aa2	AA	5,525,000	5,416,821

				10,989,971

Minnesota — 1.83%
Minneapolis & St. Paul Metropolitan Airport Commission Airport Revenue-Series B (NATL-RE-FGIC Insured),
6.000%, due 01/01/19[1]	NR	AA-	5,000,000	5,037,750

Nevada — 2.68%
Clark County-Bond Bank-Unrefunded Balance (NATL-RE Insured),
5.000%, due 06/01/32	Aa1	AA+	7,820,000	7,381,767

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
New Mexico — 3.05%
University of New Mexico Revenue-Hospital Mortgage (FSA-FHA Insured),
5.000%, due 01/01/23	Aa3	AAA	4,130,000	4,142,679
5.000%, due 07/01/23	Aa3	AAA	4,230,000	4,240,194

				8,382,873

New York — 22.52%
Metropolitan Transportation Authority Dedicated Tax Fund-Series A (FSA Insured),
5.250%, due 11/15/24	Aa3	AAA	5,650,000	5,765,034
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project,
5.500%, due 01/01/15[1]	A3	BBB+	5,000,000	4,816,400
5.500%, due 01/01/16[1]	A3	BBB+	6,685,000	6,369,000
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project (Mandatory Put 01/01/16 @ 100),
5.500%, due 01/01/18[1,4]	A3	BBB+	2,750,000	2,631,255
New York State Dormitory Authority Revenue-Secondarily Insured-City University-Series B (BHAC-CR Insured),
5.000%, due 07/01/21	Aa1	AAA	10,000,000	10,800,800
New York State Thruway Authority General Revenue-Series G (FSA Insured),
5.000%, due 01/01/26	Aa3	AAA	10,000,000	10,113,600
Triborough Bridge & Tunnel Authority Revenue-Series D (BHAC-CR Insured),
5.000%, due 11/15/24[2,3]	NR	AAA	15,465,000	16,370,270
Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds (AMBAC Insured),
5.125%, due 11/15/26	Aa3	A+	5,000,000	5,084,850

				61,951,209

Ohio — 2.62%
Buckeye Tobacco Settlement Financing Authority-Asset Backed Senior Turbo-Series A-2,
5.125%, due 06/01/24	Baa3	BBB	8,960,000	7,212,800

Pennsylvania — 7.06%
Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (NATL-RE Insured),
5.000%, due 12/01/23	Baa1	A	15,390,000	15,481,724
Philadelphia Authority For Industrial Development Airport Revenue-Philadelphia Airport System Project-Series A (NATL-RE-FGIC Insured),
5.500%, due 07/01/18[1]	A2	A+	4,000,000	3,940,120

				19,421,844

Rhode Island — 1.99%
Rhode Island State Health & Educational Building Corp. Revenue Hospital Financing-Lifespan Obligation-Series A (Assured Guaranty Insured),
7.000%, due 05/15/39	Aa2	AAA	5,000,000	5,482,850

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
South Carolina — 3.79%
Medical University of South Carolina Hospital Authority-Hospital Facilities Revenue Refunding-Series A (NATL-RE-FHA Insured),
5.250%, due 02/15/25	Baa1	A	2,500,000	2,509,875
South Carolina Transportation Infrastructure Bank Revenue-Series A (AMBAC Insured),
5.000%, due 10/01/33	A1	NR	8,180,000	7,922,494

				10,432,369

Tennessee — 0.73%
Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured),
6.000%, due 03/01/24[1]	A2	A-	2,000,000	2,002,940

Texas — 19.55%
Austin Electric Utilities System Revenue Refunding-Series A (AGC-ICC-AMBAC Insured),
5.000%, due 11/15/22	Aa2	AAA	5,000,000	5,186,300
Dallas Civic Center Refunding & Improvement (Assured Guaranty Insured),
5.250%, due 08/15/34	Aa2	AAA	3,000,000	2,974,980
Harris County Refunding-Senior Lien-Toll Road (FSA Insured),
5.000%, due 08/15/30	Aa3	AAA	10,000,000	10,082,800
Houston Utility System Revenue Refunding-First Lien-Series A (NATL-RE Insured),
5.250%, due 05/15/25	A1	AA	5,665,000	5,846,337
(NATL-RE-FGIC Insured),
5.250%, due 05/15/23	A1	AA	13,500,000	14,015,835
North Thruway Authority Revenue Refunding Systems-Series A (BHAC-CR Insured),
5.750%, due 01/01/48	Aa1	AAA	5,000,000	5,192,250
San Antonio Texas Electric & Gas Systems
5.000%, due 02/01/24[2,3]	Aa1	AA	10,000,000	10,474,400

				53,772,902

Virginia — 1.66%
Virginia Port Authority Facilities Revenue (FGIC-FSA-CR Insured),
5.000%, due 07/01/36[1]	Aa3	AAA	5,000,000	4,559,000

Washington — 14.87%
Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (NATL-RE Insured),
6.050%, due 07/01/32[1]	Aa2	AA	15,000,000	14,690,250
Energy Northwest Electric Revenue Refunding-Columbia Station-Series A
5.000%, due 07/01/23[2,3]	Aaa	AA	13,660,000	14,153,536
King County Public Hospital District No. 2 Refunding-Evergreen Healthcare (NATL-RE Insured),
5.000%, due 12/01/18	A1	AA-	1,500,000	1,538,055
5.000%, due 12/01/19	A1	AA-	2,095,000	2,127,095

Insured Municipal Income Fund Inc.
Schedule of investments – June 30, 2009 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(concluded)
Washington — (concluded)
Washington State-Series 2007A (FSA Insured),
5.000%, due 07/01/24	Aa1	AAA	8,000,000	8,384,800

				40,893,736

Wisconsin — 0.40%
Ladysmith-Hawkins School District Refunding (NATL-RE-FGIC Insured),
5.500%, due 04/01/20	NR	NR	1,105,000	1,097,199

Total long-term municipal bonds (cost — $476,728,109)				461,535,849

Short-term municipal note—2.47%
New York — 2.47%
New York City-Subseries A-6 (FSA Insured),
0.180%, due 07/01/09[5] (cost — $6,780,000)	Aa3	A-1	6,780,000	6,780,000

Total investments (cost — $483,508,109)[6] — 170.24%				468,315,849

Liabilities in excess of other assets — (13.90)%				(38,221,398)

Liquidation value of auction preferred shares — (56.34)%				(155,000,000)

Net assets applicable to common shareholders — 100.00%				275,094,451

Aggregate cost for federal income tax purposes was $444,274,924; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,463,652
Gross unrealized depreciation	(19,262,727)

Net unrealized depreciation	$(15,799,075)

The difference between book-basis and tax-basis unrealized appreciation/depreciation of investments is attributable to the tax treatment of certain tender option bond transactions.

[1]	Security subject to Alternative Minimum Tax.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 20.11% of net assets as of June 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Security represents underlying bond transferred to a special-purpose entity established in a tender option bond transaction in which the Fund acquired the inverse floater. These securities serve as collateral in a financing transaction. As of June 30, 2009, the aggregate principal amount of the inverse floaters and the floating rate notes are $13,285,000 and $39,840,000, respectively.

[4]	Floating rate security. The interest rate shown is the current rate as of June 30, 2009.

[5]	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of June 30, 2009.

[6]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

On April 1, 2008, the Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s investments.

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Long-term municipal bonds	$—	$461,535,849	$—	$461,535,849
Short-term municipal note	—	6,780,000	—	6,780,000

Total	$—	$468,315,849	$—	$468,315,849

AGC	Associated General Contrators

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Authority

FSA	Financial Security Assurance

IBC	Insured Bond Certificate

ICC	International Code Council

NATL-RE	National Reinsurance

NR	Not Rated

XLCA	XL Capital Assurance

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2009.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 28, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 28, 2009